Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Contract assets | $	$ 66		$ 217
ZHEJIANG TIANLAN
Contract assets | ¥		¥ 72,880		¥ 76,992
Unbilled revenue
Contract assets | $	$ 66		$ 217
Unbilled revenue | ZHEJIANG TIANLAN
Contract assets | ¥		¥ 72,880		¥ 76,992